Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Convertible Preferred Stock [Member]
Balance at Dec. 31, 2009	$ 8,262		$ 34,473	$ (26,211)
Balance, Shares at Dec. 31, 2009		5,821,121			14,161,444
Issuance of common stock related to acquisition of Movity, Inc.	2,218		2,218
Issuance of common stock related to acquisition of Movity, Inc., Shares		542,689
Issuance of common stock warrants in exchange for services	16		16
Exercise of common stock options	113		113
Exercise of common stock options, Shares		255,581
Stock-based compensation expense related to options granted to employees and nonemployees	371		371
Net loss and total comprehensive loss	(3,838)			(3,838)
Balance at Dec. 31, 2010	7,142		37,191	(30,049)
Balance, Shares at Dec. 31, 2010		6,619,391			14,161,444
Issuance of common stock warrants in exchange for services	93		93
Exercise of common stock options	408		408
Exercise of common stock options, Shares		287,766
Exercise of common stock warrant	45		45
Exercise of common stock warrant, Shares		12,735
Stock-based compensation expense related to options granted to employees and nonemployees	1,506		1,506
Net loss and total comprehensive loss	(6,155)			(6,155)
Balance at Dec. 31, 2011	3,039		39,243	(36,204)
Balance, Shares at Dec. 31, 2011		6,919,892			14,161,444
Issuance of common stock in connection with initial public offering net of offering costs	89,447		89,447
Issuance of common stock in connection with initial public offering net of offering costs, Shares		5,900,000
Conversion of convertible preferred stock to common stock in connection with initial public offering
Conversion of convertible preferred stock to common stock in connection with initial public offering, Shares		14,161,444			(14,161,444)
Conversion of preferred stock warrant to common stock warrant in connection with initial public offering	666		666
Exercise of common stock options	1,681		1,681
Exercise of common stock options, Shares	541,445	541,445
Exercise of common stock warrant, Shares		33,380
Shares returned from escrow related to acquisition of Movity, Inc.	(14)		(14)
Shares returned from escrow related to acquisition of Movity, Inc., Shares		(3,343)
Stock-based compensation expense related to options granted to employees and nonemployees	2,636		2,636
Net loss and total comprehensive loss	(10,921)			(10,921)
Balance at Dec. 31, 2012	$ 86,534		$ 133,659	$ (47,125)
Balance, Shares at Dec. 31, 2012		27,552,818